Other Long-Term Financial Assets (Details) - Schedule of other long-term financial assets - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Long Term Financial Assets [Abstract]
Deferred receivables	$ 8,893	$ 12,696
Other long-term receivables	767	1,841
Security deposits	816	773
Derivative assets (Note 30)		1,038
Other long-term financial assets	$ 10,476	$ 16,348